SUBSEQUENT EVENTS - Plan to the employees (Details) - shares		6 Months Ended	12 Months Ended
	Mar. 09, 2023	Dec. 31, 2022	Jun. 30, 2022
Subsequent Event [Line Items]
Stock Options, Shares, Granted		0	0
Subsequent event [Member] | Class A ordinary shares [Member]
Subsequent Event [Line Items]
Stock Options, Shares, Granted	2,000,000